SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS (Details)	Dec. 31, 2024	Jun. 30, 2024	May 31, 2022
Class of Stock [Line Items]
Expected term (years)			5 years
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Expected dividends			2.95
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected dividends	4.03	3.76
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected dividends	4.14
Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Expected term (years)			5 years
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected term (years)	5 years	2 years
Measurement Input, Expected Term [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected term (years)	2 years 6 months
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected dividends	53.12	148
Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected dividends	49.40
Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Expected dividends	0.00
Measurement Input, Expected Dividend Rate [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected dividends	0.00	0
Measurement Input, Expected Dividend Rate [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected dividends	0.00